As filed with the Securities and Exchange Commission on May 29, 2009
                                     Investment Company Act File Number 811-8054

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                              Delafield Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                Joseph Jerkovich
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

Item 1: Schedule of Investments
                                           Delafield Fund, Inc.
                                         Statement of Net Assets
                                               March 31, 2009
                                                 (Unaudited)

                                                      Value                                                                 Value
Common Stocks (84.06%)                  Shares       (Note 1)          Common Stocks (Continued)               Shares      (Note 1)
                                        ------       -------                                                   ------      --------
Aerospace & Defense (5.24%)
Esterline Technologies Corporation*     230,000    $ 4,643,700         Industrial Conglomerates (3.49%)
Honeywell International Inc.            300,000      8,358,000         Carlisle Companies Incorporated        340,000  $   6,674,200
Precision Castparts Corp.                85,000      5,091,500         Tyco International Ltd.                275,000      5,379,000
                                                   -----------                                                          ------------
                                                    18,093,200                                                            12,053,200
                                                   -----------                                                          ------------
Building Products (2.01%)                                              Life Science Tools & Services (1.29%)
Griffon Corporation*                    468,700      3,515,250         Thermo Fisher Scientific Inc.*         125,000      4,458,750
NCI Building Systems, Inc.*             100,000        222,000                                                          ------------
Quanex Building Products Corporation    420,000      3,192,000         Machinery (9.56%)
                                                   -----------         Albany International Corp.             825,000      7,466,250
                                                     6,929,250         Barnes Group Inc.                      750,000      8,017,500
                                                   -----------         Crane Co.                              325,000      5,486,000
Chemicals (10.36%)                                                     Harsco Corporation                     140,000      3,103,800
Ashland Inc.                            600,000      6,198,000         Kennametal Inc.                        505,000      8,186,050
Chemtura Corporation                  1,200,000         57,000         Lydall, Inc.*                          249,400        740,718
Cytec Industries Inc.                   375,000      5,632,500                                                          ------------
Eastman Chemical Company                260,000      6,968,000                                                            33,000,318
Ferro Corporation                       750,000      1,072,500                                                          ------------
The Lubrizol Corporation                170,000      5,781,700         Metals & Mining (3.47%)
OM Group, Inc.*                         290,000      5,602,800         Commercial Metals Company              475,000      5,486,250
PolyOne Corporation*                    665,000      1,536,150         Kaiser Aluminum Corporation            280,000      6,473,600
Solutia Inc.*                           825,000      1,542,750                                                          ------------
Spartech Corporation                    555,000      1,365,300                                                            11,959,850
                                                   -----------                                                          ------------
                                                    35,756,700
                                                   -----------         Medical Equipment (1.08%)
Commercial Services & Supplies (1.47%)                                 STERIS Corporation                     160,000      3,724,800
Deluxe Corporation                      275,000      2,648,250                                                          ------------
R.R. Donnelley & Sons Company           330,000      2,418,900
                                                   -----------         Office Electronics (0.96%)
                                                     5,067,150         Zebra Technologies Corporation*        175,000      3,328,500
                                                   -----------                                                          ------------
Computers & Peripherals (1.96%)
Diebold, Incorporated                   110,000      2,348,500         Oil, Gas & Consumable Fuels (2.51%)
Intermec Inc.*                          425,000      4,420,000         Southern Union Company                 570,000      8,675,400
                                                   -----------                                                          ------------
                                                     6,768,500
                                                   -----------         Paper & Forest Products (1.07%)
Containers & Packaging (0.80%)                                         Schweitzer-Mauduit International,Inc.  200,000      3,692,000
Owen-Illinois, Inc.*                    190,000      2,743,600                                                          ------------
                                                   -----------
                                                                       Professional Services (2.04%)
                                                                       MPS Group, Inc.*                     1,010,000      6,009,500
Diversified Consumer Services (1.05%)                                  Trueblue, Inc.*                        125,000      1,031,250
Brink's Home Security Holdings, Inc.*   160,000      3,616,000                                                          ------------
                                                   -----------                                                             7,040,750
                                                                                                                        ------------
Electrical Equipment (8.28%)
Acuity Brands Inc.                      385,000      8,677,900         Real Estate Investment Trust (0.44%)
Belden Inc.                             175,000      2,189,250         Kimco Realty Corporation               200,000      1,524,000
Brady Corporation                       355,000      6,258,650                                                          ------------
Hubbell Incorporated                    190,000      5,122,400
Rockwell Automation, Inc.               290,000      6,333,600         Semiconductors & Semiconductor Equipment (3.84%)
                                                   -----------         Fairchild Semiconductor
                                                    28,581,800            International, Inc.*              1,075,000      4,009,750
                                                   -----------         International Rectifier Corp.*         245,000      3,309,950
                                                                       Teradyne, Inc.*                      1,351,000      5,917,380
Electronic Equipment & Instruments (10.39%)                                                                             ------------
Checkpoint Systems, Inc.*               1,100,000    9,867,000                                                            13,237,080
Flextronics International Ltd.*         5,500,000   15,895,000                                                          ------------
Gerber Scientific, Inc.*                  725,000    1,732,750
LeCroy Corporation*                       450,000    1,413,000         Specialty Retail (3.38%)
Vishay Intertechnology Inc.*            2,000,000    6,960,000         Collective Brands, Inc.*               525,000      5,113,500
                                                   -----------         Foot Locker, Inc.                      625,000      6,550,000
                                                    35,867,750                                                          ------------
                                                   -----------                                                            11,663,500
Energy Equipment & Services (1.78%)                                                                                     ------------
CARBO Ceramics Inc.                        20,000      568,800         Textile, Apparel & Luxury Goods (1.00%)
Key Energy Services, Inc.*                500,000    1,440,000         Maidenform Brands, Inc.*               376,000      3,444,160
Weatherford International Ltd.*           375,000    4,151,250                                                          ------------
                                                   -----------         Trading Companies & Distributors (4.10%)
                                                     6,160,050         RSC Holdings Inc.*                     385,000      2,025,100
                                                   -----------         Rush Enterprises, Inc. Class A*        650,000      5,798,000
Household Durables (2.49%)                                             WESCO International, Inc.*             350,000      6,342,000
Lifetime Brands, Inc.                   430,000        571,900                                                          ------------
(The) Stanley Works                     275,000      8,008,000                                                            14,165,100
                                                   -----------                                                          ------------
                                                     8,579,900         Total Common Stocks (Cost $542,234,033)         $ 290,131,308
                                                   -----------                                                          ------------

                                               March 31, 2009
                                                 (Unaudited)

                                                      Value                                                                 Value
Corporate Bonds (2.12%)                 Shares       (Note 1)                                                 Shares       (Note 1)
                                        ------       -------                                                  ------       --------
                                                                       Warrants (0.00%)
Aerospace & Defense (0.29%)                                            Clark Holdings Inc.*                   410,000 $       3,239
Honeywell International, Inc.                                                                                          ------------
    3.875%, due 2/15/14               1,000,000   $  1,009,700         Total Warrants (Cost $465,970)                 $       3,239
                                                   -----------                                                         ------------

Healthcare-Services (0.30%)                                                                                    Face
Roche Holdings, Inc.                                                   Short-Term Investments (13.88%)        Amount
   Series 144A, 4.500%, due 3/01/12   1,000,000      1,018,638                                                ------
                                                   -----------         Investment Company (13.88%)
Machinery (1.16%)                                                      Daily Income Fund - Money Market
Caterpillar Inc., 6.125%, due 2/17/14 1,000,000        972,127         Portfolio - Institutional Shares   $47,913,000    47,913,000
Caterpillar Inc., 5.750%, due 2/15/12 2,000,000      2,000,906                                                         ------------
PACCAR Inc., 6.375%, due 2/15/12      1,000,000      1,036,868         Total Short-Term Investments
                                                   -----------            (Cost $47,913,000)                          $  47,913,000
                                                     4,009,901                                                         ------------
                                                   -----------         Total Investments (100.06%)
                                                                          (Cost $597,857,232+)                          345,363,981
Pharmaceuticals (0.15%)                                                Liabilities in excess of cash and
Pfizer Inc., 5.350%, due 3/15/15        500,000        528,195            other assets (-0.06%)                            (208,103)
                                                   -----------                                                         ------------
                                                                       Net Assets (100.00%),
Semiconductors & Semiconductor Equipment (0.22%)                          26,194,352 shares outstanding               $ 345,155,878
Teradyne, Inc., 4.500%, due 3/15/14     750,000        750,000                                                         ============
                                                   -----------         Net asset value, offering and redemption
                                                                          price per share:                            $       13.18
Total Corporate Bonds (Cost $7,244,229)           $  7,316,434                                                         ============
                                                   -----------

----------------------------------------------------------------------------------------------------
*   Non-income producing.
+   Aggregate  cost for federal  income tax purposes is  $598,024,530.  Aggregate  gross  unrealized appreciation and depreciation are based on cost for federal income tax purposes,  $3,342,080 and
    $256,002,629 respectively, resulting in net depreciation of $252,660,549.

Note 1:

Securities traded on a national securities exchange are valued at the last recorded sales price on the last business day of the fiscal period. Common stocks for which no sale was reported on that date and over-the-counter securities are valued at the mean between the last reported bid and asked prices. All short-term investments are valued at amortized cost which approximates market value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of March 31, 2009:

Valuation Inputs                                                          Investment in Securities
----------------                                                          ------------------------
Level 1 - Quoted Prices                                                      $    297,450,981
Level 2 - Other Significant Observable Inputs                                      47,913,000
Level 3 - Significant Unobservable Inputs                                                 -0-
                                                                             ----------------
Total                                                                        $    345,363,981
                                                                             ================

(a)The Fund is permitted to invest its uninvested cash in affiliated money market funds under Rule 12d1-1 of the 1940 Act. As of March 31, 2009, the Fund has $ 47,913,000 invested in Daily Income Fund - Money Market Portfolio Institutional Class Shares, which is also managed by the Manager. For the period ended March 31, 2009, the Fund's pro rata portion of the periodic expenses charged by the acquired fund was less than one basis point.

On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008. This expense will be borne by the Money Market Fund.

On December 4, 2008, the Board of Trustees of the Fund approved extension of the Fund's participation in the Program. The extension provides coverage through April 30,2009.

On April 6, 2009 the Board of Trustees of the Fund approved a second extension of the Fund's participation in the Program. The extension provides coverage through September 18, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares oustanding as of September 19, 2008. This expense is borne by the Fund.

Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Delafield Fund, Inc.

By (Signature and Title)* /s/ Joseph Jerkovich
                             Joseph Jerkovich, Treasurer and Assistant Secretary
Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Michael P. Lydon
                              Michael P. Lydon, Principal Executive Officer

Date: May 29, 2009

By (Signature and Title)* /s/ Joseph Jerkovich
                             Joseph Jerkovich, Treasurer and Assistant Secretary
Date: May 29, 2009

* Print the name and title of each signing officer under his or her signature.